Preferred Stock (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 01, 2022	May 31, 2022	Dec. 31, 2021	Sep. 30, 2020	Dec. 31, 2019	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2027	Dec. 15, 2024	Sep. 30, 2022	Aug. 31, 2021	Jun. 30, 2019	Jun. 14, 2019
Class of Stock [Line Items]
Preferred stock shares authorized							20,000,000
Total Preferred Stock			$ 1,783				$ 1,783	$ 1,783
Stock repurchased, shares				4,100,000
Debt repurchased value						$ 154	263						$ 39
Dividend stock							$ 93	$ 68	$ 65
Common Stock
Class of Stock [Line Items]
Stock repurchased, shares							0	0	38,900,000
2019 Series A Corporate Units
Class of Stock [Line Items]
Principal amount corporate units															$ 1,600
Percentage of interest in undivided beneficial ownership														10.00%
2019 Series A Corporate Units | Common Stock
Class of Stock [Line Items]
Purchase price to be paid under stock purchase contracts															$ 100
Series A Preferred Stock
Class of Stock [Line Items]
Reclassifications of permanent to mezzanine equity								$ 1,600
Conversion of stock, description							Series A Preferred Stock be settled, at Dominion Energy’s election, either entirely in cash or in cash up to the first $1,000 per share and in shares of Dominion Energy common stock, cash or any combination thereof for any amounts in excess of $1,000 per share
Debt repurchased value												$ 1,600
Series A Preferred Stock | 2019 Series A Corporate Units
Class of Stock [Line Items]
Dividend rate percentage		1.75%				1.75%
Preferred stock dividend rate increase percentage	6.75%
Stock repurchased, shares		1,600,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, redemption price per share					$ 1,020
Series B Preferred Stock | Forecast
Class of Stock [Line Items]
Preferred stock, redemption price per share											$ 1,000
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, redemption price per share			$ 1,020					$ 1,020
Series C Preferred Stock | Forecast
Class of Stock [Line Items]
Preferred stock, redemption price per share										$ 1,000
Dominion Energy
Class of Stock [Line Items]
Preferred stock shares issued			3,400,000				1,800,000	3,400,000
Preferred stock shares outstanding			3,400,000				1,800,000	3,400,000
Dominion Energy | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued			1,600,000					1,600,000
Preferred stock shares outstanding			1,600,000					1,600,000
Dominion Energy | Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued			800,000		800,000		800,000	800,000
Preferred stock shares outstanding			800,000				800,000	800,000
Total Preferred Stock					$ 791
Issuance of costs					9
Preferred stock liquidation value					$ 1,000
Dividend rate percentage					4.65%		2.993%
Dividend stock							$ 37	$ 37	$ 37
Dividends per share							$ 46.5	$ 46.5	$ 46.5
Dominion Energy | Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued			1,000,000				1,000,000	1,000,000
Preferred stock shares outstanding			1,000,000				1,000,000	1,000,000
Issuance of costs			$ 8
Preferred stock liquidation value			$ 1,000					$ 1,000
Dividend rate percentage			4.35%				3.195%
Dividend stock							$ 44	$ 3
Dividends per share							$ 43.5	$ 2.6583
Preferred stock shares issued to public			750,000
Preferred stock value issued to public			$ 742
Issuance of shares to qualified benefit pension plan			250,000
Defined Benefit Pension plans			$ 250
DESC
Class of Stock [Line Items]
Preferred stock shares authorized							20,000,000
SCANA
Class of Stock [Line Items]
Preferred Stock Held By SCANA			1,000				1,000	1,000
Virginia Electric and Power Company
Class of Stock [Line Items]
Preferred stock shares authorized			10,000,000					10,000,000
Preferred stock shares issued			0				0	0
Preferred stock shares outstanding			0				0	0
Liquidation preference			$ 100					$ 100